Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2013
Intangible assets, net
Summary of intangible assets

	Gross	Accumulated Amortization	Net
	RMB	RMB	RMB
As of December 31, 2012
Technical know-how	9,000	(8,625)	375
Customer relationship	3,191	(691)	2,500
Purchased software and others	18,380	(9,375)	9,005
	30,571	(18,691)	11,880
As of December 31, 2013
Technical know-how	9,000	(9,000)	—
Customer relationship	3,191	(1,329)	1,862
Purchased software and others	23,941	(11,380)	12,561
	36,132	(21,709)	14,423